General (Details 1) - Ceilo [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Business Acquisition [Line Items]
Revenues | $	$ 67,468
Net income attributable to Pointer shareholders' from continuing operations | $	$ 3,820
Basic income per share | $ / shares	$ 0.49
Diluted income per share | $ / shares	$ 0.48